Investment Risks	Oct. 31, 2026
Brown Advisory Growth Equity Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Brown Advisory Growth Equity Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Growth Equity Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Growth Equity Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory Growth Equity Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Growth Equity Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory Growth Equity Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Growth Equity Fund | Growth Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings because growth companies usually invest a high portion of their earnings in their businesses and can be more volatile than the market in general because growth may lack the dividends of value securities that can cushion stock prices in a falling market. Growth securities may also be priced higher relative to their earnings or assets as compared with value or other stocks. Growth-oriented investing may produce a portfolio more concentrated in a small number of larger companies than other investment styles, which can heighten sensitivity to adverse developments affecting those companies.

Brown Advisory Growth Equity Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory Growth Equity Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Growth Equity Fund | Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of medium-sized companies may decline more in response to selling pressures.
Brown Advisory Growth Equity Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Growth Equity Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Growth Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Growth Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Flexible Equity Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Brown Advisory Flexible Equity Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Flexible Equity Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Flexible Equity Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory Flexible Equity Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Flexible Equity Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory Flexible Equity Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Flexible Equity Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory Flexible Equity Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Flexible Equity Fund | Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of medium-sized companies may decline more in response to selling pressures.

Brown Advisory Flexible Equity Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Flexible Equity Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Flexible Equity Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.
Brown Advisory Flexible Equity Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Flexible Equity Fund | Smaller Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Smaller Capitalization Company Risk. Securities of smaller sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

Brown Advisory Flexible Equity Fund | Value Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.
Brown Advisory Flexible Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Flexible Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Sustainable Growth Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
•American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Brown Advisory Sustainable Growth Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Sustainable Growth Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory Sustainable Growth Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Sustainable Growth Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

Brown Advisory Sustainable Growth Fund | Growth Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings because growth companies usually invest a high portion of their earnings in their businesses and can be more volatile than the market in general because growth may lack the dividends of value securities that can cushion stock prices in a falling market. Growth securities may also be priced higher relative to their earnings or assets as compared with value or other stocks. Growth-oriented investing may produce a portfolio more concentrated in a small number of larger companies than other investment styles, which can heighten sensitivity to adverse developments affecting those companies.

Brown Advisory Sustainable Growth Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory Sustainable Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Sustainable Growth Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Sustainable Growth Fund | Smaller And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller and Medium Capitalization Company Risk. Securities of smaller and medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.
Brown Advisory Sustainable Growth Fund | Sustainable Investing Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investing Policy Risk. The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria. Sustainability related information provided by issuers and third parties, upon which the Fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Brown Advisory Sustainable Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Sustainable Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Small-Cap Growth Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Brown Advisory Small-Cap Growth Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Small-Cap Growth Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.

Brown Advisory Small-Cap Growth Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory Small-Cap Growth Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity Securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Small-Cap Growth Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory Small-Cap Growth Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Small-Cap Growth Fund | Growth Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings because growth companies usually invest a high portion of their earnings in their businesses and can be more volatile than the market in general because growth may lack the dividends of value securities that can cushion stock prices in a falling market. Growth securities may also be priced higher relative to their earnings or assets as compared with value or other stocks. Growth-
oriented investing may produce a portfolio more concentrated in a small number of larger companies than other investment styles, which can heighten sensitivity to adverse developments affecting those companies.

Brown Advisory Small-Cap Growth Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Small-Cap Growth Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Small-Cap Growth Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Small-Cap Growth Fund | Smaller Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.
Brown Advisory Small-Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Small-Cap Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Small‑Cap Fundamental Value Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Brown Advisory Small‑Cap Fundamental Value Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Small‑Cap Fundamental Value Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Small‑Cap Fundamental Value Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

Brown Advisory Small‑Cap Fundamental Value Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Small‑Cap Fundamental Value Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory Small‑Cap Fundamental Value Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Small‑Cap Fundamental Value Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Small‑Cap Fundamental Value Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Small‑Cap Fundamental Value Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

Brown Advisory Small‑Cap Fundamental Value Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.
Brown Advisory Small‑Cap Fundamental Value Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Small‑Cap Fundamental Value Fund | Value Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Brown Advisory Small‑Cap Fundamental Value Fund | Smaller Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.
Brown Advisory Small‑Cap Fundamental Value Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Small‑Cap Fundamental Value Fund | Non-Investment Grade ("Junk Bond") Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Investment Grade ("Junk Bond") Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. Junk bonds generally present additional risks compared to investment grade bonds and are typically less liquid, and therefore more difficult to value accurately or sell at an advantageous price or time and present more credit risk than investment grade securities. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
Brown Advisory Small‑Cap Fundamental Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Small‑Cap Fundamental Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Sustainable Small-Cap Core Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Brown Advisory Sustainable Small-Cap Core Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Sustainable Small-Cap Core Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.

Brown Advisory Sustainable Small-Cap Core Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory Sustainable Small-Cap Core Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Sustainable Small-Cap Core Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory Sustainable Small-Cap Core Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Sustainable Small-Cap Core Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Sustainable Small-Cap Core Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Sustainable Small-Cap Core Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Sustainable Small-Cap Core Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Sustainable Small-Cap Core Fund | Sustainable Investing Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investing Policy Risk. The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria. Sustainability related information provided by issuers and third parties, upon which the Fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Brown Advisory Sustainable Small-Cap Core Fund | Smaller Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.
Brown Advisory Sustainable Small-Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Sustainable Small-Cap Core Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Sustainable Value Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Sustainable Value Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.

Brown Advisory Sustainable Value Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory Sustainable Value Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Sustainable Value Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory Sustainable Value Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Sustainable Value Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory Sustainable Value Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Sustainable Value Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of foreign common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Sustainable Value Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Sustainable Value Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Sustainable Value Fund | Value Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of investing primarily in value-oriented securities may decrease in response to the activities and financial prospects of an individual company.

Brown Advisory Sustainable Value Fund | Sustainable Investing Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investing Policy Risk. The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria. Sustainability related information provided by issuers and third parties, upon which the Fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Brown Advisory Sustainable Value Fund | American Depositary Receipts And Global Depository Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts and Global Depository Receipts Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Brown Advisory Sustainable Value Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Sustainable Value Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory Sustainable Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Sustainable Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Global Leaders Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Brown Advisory Global Leaders Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Global Leaders Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.

Brown Advisory Global Leaders Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

Brown Advisory Global Leaders Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Global Leaders Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.
Brown Advisory Global Leaders Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Global Leaders Fund | Growth Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings because growth companies usually invest a high portion of their earnings in their businesses and can be more volatile than the market in general because growth may lack the dividends of value securities that can cushion stock prices in a falling market. Growth securities may also be priced higher relative to their earnings or assets as compared with value or other stocks. Growth-oriented investing may produce a portfolio more concentrated in a small number of larger companies than other investment styles, which can heighten sensitivity to adverse developments affecting those companies.
Brown Advisory Global Leaders Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory Global Leaders Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Global Leaders Fund | Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium Capitalization Company Risk. Securities of medium capitalization companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of medium-sized companies may decline more in response to selling pressures.
Brown Advisory Global Leaders Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of foreign common and preferred stock, convertible debt securities, ADRs, real estate investment trusts (“REITs”) and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Global Leaders Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Global Leaders Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Global Leaders Fund | Value Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of investing primarily in value-oriented securities may decrease in response to the activities and financial prospects of an individual company.
Brown Advisory Global Leaders Fund | Sustainable Investing Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investing Policy Risk. The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria. Sustainability related information provided by issuers and third parties, upon which the Fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Brown Advisory Global Leaders Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Global Leaders Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Global Leaders Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory Global Leaders Fund | Currency And Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.
Brown Advisory Global Leaders Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.
Brown Advisory Global Leaders Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Global Leaders Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Sustainable International Leaders Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Sustainable International Leaders Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.

Brown Advisory Sustainable International Leaders Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory Sustainable International Leaders Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Sustainable International Leaders Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory Sustainable International Leaders Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Sustainable International Leaders Fund | Growth Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings because growth companies usually invest a high portion of their earnings in their businesses and can be more volatile than the market in general because growth may lack the dividends of value securities that can cushion stock prices in a falling market. Growth securities may also be priced higher relative to their earnings or assets as compared with value or other stocks. Growth-oriented investing may produce a portfolio more concentrated in a small number of larger companies than other investment styles, which can heighten sensitivity to adverse developments affecting those companies.
Brown Advisory Sustainable International Leaders Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory Sustainable International Leaders Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Sustainable International Leaders Fund | Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium Capitalization Company Risk. Securities of medium-sized companies held by the Fund may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of medium-sized companies may decline more in response to selling pressures.
Brown Advisory Sustainable International Leaders Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of foreign common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Sustainable International Leaders Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Sustainable International Leaders Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Sustainable International Leaders Fund | Value Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of investing primarily in value-oriented securities may decrease in response to the activities and financial prospects of an individual company.
Brown Advisory Sustainable International Leaders Fund | Sustainable Investing Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investing Policy Risk. The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria. Sustainability related information provided by issuers and third parties, upon which the Fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Brown Advisory Sustainable International Leaders Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Sub-Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Sustainable International Leaders Fund | American Depositary Receipts And Global Depository Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts and Global Depository Receipts Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Brown Advisory Sustainable International Leaders Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Brown Advisory Sustainable International Leaders Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Sub-Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory Sustainable International Leaders Fund | Currency And Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.
Brown Advisory Sustainable International Leaders Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.

Brown Advisory Sustainable International Leaders Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Sustainable International Leaders Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Intermediate Income Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.

Brown Advisory Intermediate Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Intermediate Income Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Intermediate Income Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.
Brown Advisory Intermediate Income Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, the Brown Advisory Mortgage Securities Fund) in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Intermediate Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Intermediate Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Intermediate Income Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
•U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.

Brown Advisory Intermediate Income Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
•Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling to pay interest or principal due on the security.

Brown Advisory Intermediate Income Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. An increase in interest rates (or the expectation of an increase) typically causes a fall in the value of the fixed income securities in which the Fund may invest. The Federal Reserve has raised interest rates over recent periods and may continue to raise interest rates. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Interest rate increases may negatively impact the Fund’s performance or otherwise adversely impact the Fund.
Brown Advisory Intermediate Income Fund | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.
Brown Advisory Intermediate Income Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints. Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate. The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, social, public health, political, environmental or regulatory occurrences impacting these particular cities, states or regions.

Brown Advisory Intermediate Income Fund | Prepayment/Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.
Brown Advisory Intermediate Income Fund | Rating Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
Brown Advisory Intermediate Income Fund | To Be Announced (“TBA”) Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	To Be Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.
Brown Advisory Intermediate Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Intermediate Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Sustainable Bond Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Sustainable Bond Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Sustainable Bond Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Sustainable Bond Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Sustainable Bond Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.
Brown Advisory Sustainable Bond Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Sustainable Bond Fund | Sustainable Investing Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investing Policy Risk. The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria. Sustainability related information provided by issuers and third parties, upon which the Fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Brown Advisory Sustainable Bond Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Sustainable Bond Fund | Non-Investment Grade ("Junk Bond") Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Investment Grade (“Junk Bond”) Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. Junk bonds generally present additional risks compared to investment grade bonds and are typically less liquid, and therefore more difficult to value accurately or sell at an advantageous price or time and present more credit risk than investment grade securities. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
Brown Advisory Sustainable Bond Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Sustainable Bond Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory Sustainable Bond Fund | Currency And Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.
Brown Advisory Sustainable Bond Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.
Brown Advisory Sustainable Bond Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default or become unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling to pay interest or principal due on the security.
Brown Advisory Sustainable Bond Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. An increase (or the expectation of an increase) in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. The Federal Reserve has increased interest rates at significant levels over recent periods. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Interest rate increases may negatively impact the Fund’s performance or otherwise adversely impact the Fund.
Brown Advisory Sustainable Bond Fund | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.
Brown Advisory Sustainable Bond Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.
Brown Advisory Sustainable Bond Fund | Prepayment/Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Brown Advisory Sustainable Bond Fund | Rating Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
Brown Advisory Sustainable Bond Fund | To Be Announced (“TBA”) Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	To Be Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.
Brown Advisory Sustainable Bond Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The portfolio securities held by the Fund are susceptible to general market fluctuations and to volatile increases and decreases in value. The securities markets may experience declines and the portfolio holdings in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Brown Advisory Sustainable Bond Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.
Brown Advisory Sustainable Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Sustainable Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Maryland Bond Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.

Brown Advisory Maryland Bond Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Maryland Bond Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Maryland Bond Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.
Brown Advisory Maryland Bond Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Maryland Bond Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Maryland Bond Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Brown Advisory Maryland Bond Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling to pay interest or principal due on the security.
Brown Advisory Maryland Bond Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. An increase (or the expectation of an increase) in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. The Federal Reserve has increased interest rates at significant levels over recent periods. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Interest rate increases may negatively impact the Fund’s performance or otherwise adversely impact the Fund.
Brown Advisory Maryland Bond Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.
Brown Advisory Maryland Bond Fund | Rating Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
Brown Advisory Maryland Bond Fund | Maryland Bonds And Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund’s NAV more than if the Fund invested in more geographically diverse investments. In addition, the State of Maryland and the State’s municipal issuers may also be adversely affected by the economic, social and health risks presented by the ongoing pandemic which could potentially produce a negative financial impact on the future economic fundamentals of issuers of Maryland municipal securities.

Brown Advisory Maryland Bond Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. Municipal securities may decrease in value during times when tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Brown Advisory Maryland Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Maryland Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Maryland Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Brown Advisory Tax-Exempt Bond Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Tax-Exempt Bond Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Tax-Exempt Bond Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Tax-Exempt Bond Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.
Brown Advisory Tax-Exempt Bond Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Brown Advisory Tax-Exempt Bond Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Tax-Exempt Bond Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Tax-Exempt Bond Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory Tax-Exempt Bond Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
•Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Individual issues of municipal obligations may be subject to the credit risk of the municipality.  Therefore, the issuer may experience unanticipated financial problems and may be unable to meet its payment obligations.  Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing federal and/or state aid to local governments).  Generally, investment risk and price volatility increase as a security’s credit rating declines. Credit ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Brown Advisory Tax-Exempt Bond Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. An increase (or the expectation of an increase) in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. The Federal Reserve has increased interest rates at significant levels over recent periods. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Interest rate increases may negatively impact the Fund’s performance or otherwise adversely impact the Fund.
Brown Advisory Tax-Exempt Bond Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints. Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities and therefore such bonds are subject to the risks of the corporate user. The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.
Brown Advisory Tax-Exempt Bond Fund | Rating Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
Brown Advisory Tax-Exempt Bond Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. Municipal securities may decrease in value during times when tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Brown Advisory Tax-Exempt Bond Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.
Brown Advisory Tax-Exempt Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Tax-Exempt Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Brown Advisory Tax-Exempt Sustainable Bond Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Sustainable Investing Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investing Policy Risk. The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria. Sustainability related information provided by issuers and third parties, upon which the Fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Non-Investment Grade ("Junk Bond") Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Investment Grade (“Junk Bond”) Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. Junk bonds generally present additional risks compared to investment grade bonds and are typically less liquid, and therefore more difficult to value accurately or sell at an advantageous price or time and present more credit risk than investment grade securities. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Individual issues of municipal obligations may be subject to the credit risk of the municipality. Therefore, the issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing federal and/or state aid to local governments). Generally, investment risk and price volatility increase as a security’s credit rating declines. Credit ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. An increase (or the expectation of an increase) in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. The Federal Reserve has increased interest rates at significant levels over recent periods. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Any additional interest rate increases may negatively impact the Fund’s performance or otherwise adversely impact the Fund.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints. Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company (a bond insurer) or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities and therefore such bonds are subject to the risks of the corporate user. The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, social, public health, political, environmental or regulatory occurrences impacting these particular cities, states or regions.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Rating Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. Municipal securities may decrease in value during times when tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Tax-Exempt Sustainable Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Mortgage Securities Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.

Brown Advisory Mortgage Securities Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Mortgage Securities Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Mortgage Securities Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.
Brown Advisory Mortgage Securities Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, money market funds) in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Mortgage Securities Fund | Sustainable Investing Policy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investing Policy Risk. The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria. Sustainability related information provided by issuers and third parties, upon which the Fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Brown Advisory Mortgage Securities Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Mortgage Securities Fund | Non-Investment Grade ("Junk Bond") Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Investment Grade ("Junk Bond") Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. Junk bonds generally present additional risks compared to investment grade bonds and are typically less liquid, and therefore more difficult to value accurately or sell at an advantageous price or time and present more credit risk than investment grade securities. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
Brown Advisory Mortgage Securities Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Mortgage Securities Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory Mortgage Securities Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.

Brown Advisory Mortgage Securities Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling to pay interest or principal due on the security.
Brown Advisory Mortgage Securities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. An increase (or the expectation of an increase) in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. The Federal Reserve has increased interest rates at significant levels over recent periods. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Interest rate increases may negatively impact the Fund’s performance or otherwise adversely impact the Fund.
Brown Advisory Mortgage Securities Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.
Brown Advisory Mortgage Securities Fund | Prepayment/Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.
Brown Advisory Mortgage Securities Fund | Rating Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
Brown Advisory Mortgage Securities Fund | To Be Announced (“TBA”) Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	To Be Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.
Brown Advisory Mortgage Securities Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The portfolio securities held by the Fund are susceptible to general market fluctuations and to volatile increases and decreases in value. The securities markets may experience declines and the holdings in the Fund’s portfolio may not increase their earnings at the rate anticipated.
Brown Advisory Mortgage Securities Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.
Brown Advisory Mortgage Securities Fund | Mortgage-Related Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Related Securities Risk. Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.
Brown Advisory Mortgage Securities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Mortgage Securities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory WMC Strategic European Equity Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Brown Advisory WMC Strategic European Equity Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory WMC Strategic European Equity Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory WMC Strategic European Equity Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory WMC Strategic European Equity Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

Brown Advisory WMC Strategic European Equity Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.
Brown Advisory WMC Strategic European Equity Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory WMC Strategic European Equity Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory WMC Strategic European Equity Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory WMC Strategic European Equity Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory WMC Strategic European Equity Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory WMC Strategic European Equity Fund | Smaller And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller and Medium Capitalization Company Risk. Securities of smaller and medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.
Brown Advisory WMC Strategic European Equity Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory WMC Strategic European Equity Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory WMC Strategic European Equity Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory WMC Strategic European Equity Fund | Currency And Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.
Brown Advisory WMC Strategic European Equity Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling to pay interest or principal due on the security.
Brown Advisory WMC Strategic European Equity Fund | European Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	European Securities Risk. Because a significant portion of the assets of the Fund are invested in European securities, the Fund’s performance is expected to be impacted by the political, social and economic environment within Europe. As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.
Brown Advisory WMC Strategic European Equity Fund | Large Investor Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
Brown Advisory WMC Strategic European Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory WMC Strategic European Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Emerging Markets Select Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.
Brown Advisory Emerging Markets Select Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Emerging Markets Select Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Emerging Markets Select Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory Emerging Markets Select Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Emerging Markets Select Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.
Brown Advisory Emerging Markets Select Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Emerging Markets Select Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory Emerging Markets Select Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Sub-Advisers' success or failure to implement investment strategies for the Fund.
Brown Advisory Emerging Markets Select Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Emerging Markets Select Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Emerging Markets Select Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, a decrease in interest rates typically causes an increase in the value of debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.
Brown Advisory Emerging Markets Select Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory Emerging Markets Select Fund | Smaller And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller and Medium Capitalization Company Risk. Securities of smaller and medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.
Brown Advisory Emerging Markets Select Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Brown Advisory Emerging Markets Select Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory Emerging Markets Select Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Brown Advisory Emerging Markets Select Fund | Currency And Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

Brown Advisory Emerging Markets Select Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling to pay interest or principal due on the security.
Brown Advisory Emerging Markets Select Fund | Geographic Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Focus Risk. To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks relating to such region or country. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Brown Advisory Emerging Markets Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Emerging Markets Select Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.
Brown Advisory Beutel Goodman Large-Cap Value Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Brown Advisory Beutel Goodman Large-Cap Value Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Brown Advisory Beutel Goodman Large-Cap Value Fund | Value Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory Beutel Goodman Large-Cap Value Fund | American Depositary Receipts (“ADRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Brown Advisory Beutel Goodman Large-Cap Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Brown Advisory WMC Japan Equity Fund | American Depositary Receipts (“ADRs”) And Global Depository Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Brown Advisory WMC Japan Equity Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Brown Advisory WMC Japan Equity Fund | Cybersecurity And AI Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity and AI Risk. The Fund, its service providers, and the issuers in which the Fund invests are vulnerable to cybersecurity breaches, which may be intentional or accidental and can disrupt operations, impair the ability to calculate net asset value or process transactions, and lead to financial loss, regulatory penalties, or reputational harm. Costs of prevention and remediation may be significant, and the Fund cannot control the cybersecurity measures of third parties on which it depends. Additionally, the growing use of artificial intelligence (“AI”) by market participants and issuers may affect markets and individual investments, including through faulty or biased AI outputs, new security vulnerabilities, or malicious use of AI for fraud or manipulation. Issuers heavily engaged in or reliant on AI face added business, technology, and legal risks.
Brown Advisory WMC Japan Equity Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. Emerging markets countries are also subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events. Emerging markets countries are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.
Brown Advisory WMC Japan Equity Fund | Equity And General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity and General Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Markets may, in response to economic, political (including geopolitical), social or market developments, governmental actions or intervention, natural disasters, epidemics, pandemics or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

Brown Advisory WMC Japan Equity Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
Brown Advisory WMC Japan Equity Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.
Brown Advisory WMC Japan Equity Fund | Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Brown Advisory WMC Japan Equity Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Brown Advisory WMC Japan Equity Fund | Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally, the price of medium-sized companies may decline more in response to selling pressures.
Brown Advisory WMC Japan Equity Fund | REIT And Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.
Brown Advisory WMC Japan Equity Fund | Investments In Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.
Brown Advisory WMC Japan Equity Fund | Smaller Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.
Brown Advisory WMC Japan Equity Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.
Brown Advisory WMC Japan Equity Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Brown Advisory WMC Japan Equity Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change and will vary depending on the information that is available.
Brown Advisory WMC Japan Equity Fund | Currency And Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.
Brown Advisory WMC Japan Equity Fund | Large Investor Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses.
Brown Advisory WMC Japan Equity Fund | Japanese Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Japanese Securities Risk. Because a significant portion of the assets of the Fund are invested in Japanese securities, the Fund’s performance is expected to be closely tied to the political, social and economic conditions within Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade and natural disasters. These factors, as well as an aging population, increases in government debt and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.
Brown Advisory WMC Japan Equity Fund | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is new with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
Brown Advisory WMC Japan Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Brown Advisory WMC Japan Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.